EARNINGS/ LOSSES PER UNIT AND CASH DISTRIBUTIONS	9 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
EARNINGS/ LOSSES PER UNIT AND CASH DISTRIBUTIONS	EARNINGS/ LOSSES PER UNIT AND CASH DISTRIBUTIONS

The calculations of basic and diluted earnings/losses per common unit are presented below:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands of $, except per unit data)	2020	2019	2020	2019
Common unitholders' interest in net income/(loss)	14,054	4,808	(10,398)	(21,213)
Less: distributions paid (1)	(1,400)	(39,844)	(4,200)	(120,065)
Under/(over) distributed earnings	12,654	(35,036)	(14,598)	(141,278)

Basic and diluted:
Weighted average common units outstanding (in thousands)	69,302	69,379	69,302	69,429

Earnings/(losses) per unit (basic and diluted):
Basic and diluted - common unitholders	$0.20	$0.07	$(0.15)	$(0.31)

Cash distributions declared and paid in the period per common unit(2):	$0.02	$0.40	$0.44	$1.21
Subsequent event: Cash distributions declared and paid per common unit relating to the period(3):	$0.02	$0.40	$0.02	$0.40
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(1) Refers to distributions made or to be made in relation to the period, irrespective of the declaration and payment dates, and is based on the weighted average number of common units outstanding in the period.

(2) Refers to cash distributions declared and paid during the period.

(3) Refers to cash distributions declared relating to the period and paid subsequent to the period end.
As of September 30, 2020, of our total number of common units outstanding, 69.2% were held by the public and the remaining common units were held by Golar.